Document and Entity Information	Apr. 25, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	FIRST CITIZENS BANCSHARES INC /DE/
Amendment Flag	true
Entity Central Index Key	0000798941
Document Type	8-K/A
Document Period End Date	Apr. 25, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-16715
Entity Tax Identification Number	56-1528994
Entity Address, Address Line One	4300 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(919)
Local Phone Number	716-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K dated April 25, 2023 filed by First Citizens BancShares, Inc. (the “Corporation”) on May 1, 2023 (the “Original Form 8-K”), and is being filed solely to disclose the decision of the Corporation regarding the frequency with which it will submit proposals to approve executive compensation for a non-binding, advisory vote of stockholders (a “Say-on-Pay Proposal”) at future annual meetings of stockholders. No other changes are being made to the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, Par Value $1
Trading Symbol	FCNCA
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FCNCP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	FCNCO
Security Exchange Name	NASDAQ